Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 16,841,545	$ 16,707,364	$ 855,643
Deer Park Refining Limited [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	49.99%
Permanent investments in associates	$ 14,731,030	14,405,542
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 472,898	471,085
Texas Frontera, LLC. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 228,564	239,782
CH4 Energia, S. A. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Permanent investments in associates	$ 155,878	315,713
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Permanent investments in associates	$ 1,068,995	1,084,169
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Permanent investments in associates	$ 118,478	$ 64,328
PMV Minera, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	44.09%	44.09%
Permanent investments in associates		$ 45,133
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	30.00%
Permanent investments in associates	$ 17,244	18,336
Other-net [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Permanent investments in associates	$ 48,458	$ 63,276